UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09915
Investment Company Act File Number
Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Small-Cap Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value
Aerospace & Defense — 1.8%
Aerovironment, Inc.(1)	105,700	$2,975,455

		$2,975,455

Building Products — 2.3%
Armstrong World Industries, Inc.	37,520	$1,292,189
Trex Co., Inc.(1)	155,890	2,498,916

		$3,791,105

Capital Markets — 4.0%
Lazard, Ltd., Class A	105,450	$2,224,995
MF Global Holdings, Ltd.(1)	445,920	1,841,650
Walter Investment Management Corp.	105,510	2,419,344

		$6,485,989

Chemicals — 1.3%
LSB Industries, Inc.(1)	75,720	$2,170,892

		$2,170,892

Commercial Banks — 0.5%
Texas Capital Bancshares, Inc.(1)	38,280	$874,698

		$874,698

Commercial Services & Supplies — 2.2%
Team, Inc.(1)	169,251	$3,550,886

		$3,550,886

Communications Equipment — 1.6%
Sycamore Networks, Inc.	146,590	$2,645,950

		$2,645,950

Computers & Peripherals — 1.4%
Quantum Corp.(1)	1,264,110	$2,288,039

		$2,288,039

Construction & Engineering — 1.6%
MYR Group, Inc./Delaware(1)	148,470	$2,619,011

		$2,619,011

Distributors — 2.3%
LKQ Corp.(1)	155,400	$3,754,464

		$3,754,464

Diversified Consumer Services — 0.9%
American Public Education, Inc.(1)	40,160	$1,365,440

		$1,365,440

Electronic Equipment, Instruments & Components — 3.5%
Elster Group SE ADR(1)	164,010	$2,451,950
FEI Co.(1)	14,040	420,638
National Instruments Corp.	118,545	2,709,939

		$5,582,527

Energy Equipment & Services — 3.2%
Dresser-Rand Group, Inc.(1)	65,720	$2,663,632
Tidewater, Inc.	59,680	2,509,544

		$5,173,176

Security	Shares	Value
Food Products — 3.1%
Corn Products International, Inc.	66,910	$2,625,548
Mead Johnson Nutrition Co., Class A	34,254	2,357,703

		$4,983,251

Gas Utilities — 2.0%
New Jersey Resources Corp.	76,240	$3,245,537

		$3,245,537

Health Care Equipment & Supplies — 5.5%
Analogic Corp.	64,070	$2,909,419
Orthofix International NV(1)	89,370	3,084,159
West Pharmaceutical Services, Inc.	80,165	2,974,121

		$8,967,699

Health Care Providers & Services — 5.6%
Catalyst Health Solutions, Inc.(1)	63,947	$3,689,102
MEDNAX, Inc.(1)	54,050	3,385,692
Team Health Holdings, Inc.(1)	124,500	2,044,290

		$9,119,084

Hotels, Restaurants & Leisure — 3.2%
Six Flags Entertainment Corp.	105,380	$2,921,134
WMS Industries, Inc.(1)	130,460	2,294,791

		$5,215,925

Household Products — 2.5%
Church & Dwight Co., Inc.	91,690	$4,052,698

		$4,052,698

Insurance — 4.0%
Allied World Assurance Co. Holdings, Ltd.	56,590	$3,039,449
Hanover Insurance Group, Inc. (The)	62,560	2,220,880
HCC Insurance Holdings, Inc.	45,920	1,242,136

		$6,502,465

Life Sciences Tools & Services — 1.7%
Bruker Corp.(1)	200,280	$2,709,788

		$2,709,788

Machinery — 7.5%
Astec Industries, Inc.(1)	97,114	$2,843,498
RBC Bearings, Inc.(1)	98,720	3,355,493
Tennant Co.	89,400	3,162,078
Valmont Industries, Inc.	34,870	2,717,768

		$12,078,837

Marine — 1.7%
Kirby Corp.(1)	52,030	$2,738,859

		$2,738,859

Media — 2.0%
John Wiley & Sons, Inc., Class A	71,800	$3,189,356

		$3,189,356

Metals & Mining — 1.3%
Compass Minerals International, Inc.	30,210	$2,017,424

		$2,017,424

Multiline Retail — 3.4%
Big Lots, Inc.(1)	80,970	$2,820,185
Fred’s, Inc.	254,220	2,709,985

		$5,530,170

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.1%
Brigham Exploration Co.(1)	123,260	$3,113,548
Cabot Oil & Gas Corp.	71,520	4,427,803
Rosetta Resources, Inc.(1)	31,370	1,073,481
SM Energy Co.	19,460	1,180,249

		$9,795,081

Professional Services — 2.4%
FTI Consulting, Inc.(1)	56,920	$2,095,225
Kelly Services, Inc., Class A	149,542	1,704,779

		$3,800,004

Real Estate Investment Trusts (REITs) — 4.2%
American Campus Communities, Inc.	100,880	$3,753,745
PS Business Parks, Inc.	59,729	2,958,974

		$6,712,719

Real Estate Management & Development — 1.5%
Forestar Real Estate Group, Inc.(1)	226,449	$2,470,559

		$2,470,559

Semiconductors & Semiconductor Equipment — 4.0%
Cirrus Logic, Inc.(1)	191,850	$2,827,869
Cypress Semiconductor Corp.(1)	164,320	2,459,870
Integrated Device Technology, Inc.(1)	214,190	1,103,079

		$6,390,818

Software — 3.2%
Mentor Graphics Corp.(1)	284,680	$2,738,622
Parametric Technology Corp.(1)	160,440	2,467,567

		$5,206,189

Specialty Retail — 1.5%
Monro Muffler Brake, Inc.	73,330	$2,417,690

		$2,417,690

Thrifts & Mortgage Finance — 0.8%
BankUnited, Inc.	58,590	$1,216,328

		$1,216,328

Total Common Stocks (identified cost $156,043,959)		$151,638,113

Short-Term Investments — 7.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$11,696	$11,696,140

Total Short-Term Investments (identified cost $11,696,140)		$11,696,140

Total Investments — 101.0% (identified cost $167,740,099)		$163,334,253

Other Assets, Less Liabilities — (1.0)%		$(1,561,824)

Net Assets — 100.0%		$161,772,429

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $9,276.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$167,763,427

Gross unrealized appreciation	$15,809,380
Gross unrealized depreciation	(20,238,554)

Net unrealized depreciation	$(4,429,174)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$151,638,113	$—	$—	$151,638,113
Short-Term Investments	—	11,696,140	—	11,696,140

Total Investments	$151,638,113	$11,696,140	$—	$163,334,253

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Small-Cap Portfolio

By:	/s/ Nancy B. Tooke Nancy B. Tooke President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke Nancy B. Tooke President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	November 23, 2011